Registration No. 333-47176 and 811-10165

     As filed with the Securities and Exchange Commission on December 30, 2005
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       Post-Effective Amendment No. 5 to
                                    Form S-6

                   For Registration Under the Securities Act
                    of 1933 of Securities of Unit Investment
                        Trusts Registered on Form N-8B-2

                    TEMPLETON CAPITAL ACCUMULATION PLANS II
                    ---------------------------------------
                           (Exact Name of Registrant)

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
                     -------------------------------------
                              (Name of Depositor)


    100 FOUNTAIN PARKWAY, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
    ------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

-------------------------------------------------------------------------------
          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

         [X]      on JANUARY 1, 2006  pursuant to paragraph (b) of Rule 485
                     ---------------

         [ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [ ]      on (DATE) pursuant to paragraph (a)(1) of Rule 485

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Title of securities being registered: Templeton Capital Accumulation Plans II



PAGE



                      Templeton Capital Accumulation Plans II

                              CROSS-REFERENCE SHEET

                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933

                  (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


       Form N-8B-2                                                   Form S-6
       ITEM NUMBER                                             HEADING IN PROSPECTUS
  ----------------------                                     --------------------------

1. (a) Name of Trust                                            Prospectus Cover

   (b) Title of securities issued                               Prospectus Cover

2.  Name and address of each depositor                          Prospectus Cover; How Do I Start A Plan?; What
                                                                If I Have Questions About My Plan?

3.  Name and address of Trustees                                N/A

4.  Name and address of each principal underwriter              Who Manages the Plan?

5.  State of organization of trust                              N/A

6.  Execution and termination of trust agreement                How Do I Start A Plan; How Do I Cancel
                                                                My Plan and Obtain a Refund?

7.  Changes of name                                             N/A

8.  Fiscal year                                                 N/A

9.  Litigation                                                  N/A

              II. GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

10. (a) Registered or bearer securities                         Introductory Statement

    (b) Cumulative or distributive securities                   Introductory Statement

    (c) Withdrawal or Redemption                                Partial Withdrawals; How Do I Cancel
                                                                 My Plan and Obtain a Refund?

    (d) Conversion, transfer, etc.                              Transferring Your Plan



PAGE



       Form N-8B-2                                                   Form S-6
       ITEM NUMBER                                             HEADING IN PROSPECTUS
  ----------------------                                     --------------------------
    (e) Periodic payment plan                                   How Do I Choose A Plan?

    (f) Voting Rights                                           How Are the Plans Organized?

    (g) Notice to security holders                              How Are the Plans Organized?

    (h) Consents required                                       Transaction Procedures and Special
                                                                Requirements

    (i) Other provisions                                        N/A

11. Type of securities comprising units                         Introductory Statement

12. Certain information regarding periodic                      Statements and Reports to Planholders
    payment plan certificate

13. (a) Load, fees, expenses, etc.                              Sales Charges; Securities Dealers
                                                                and Sales Charges

    (b) Certain information regarding periodic                  Statements and Reports to Planholders
        payment plan certificates

    (c) Certain percentage                                      Sales Charges; Securities Dealers
                                                                and Sales Charges

    (d) Differnce in price                                      Sales Charges; Securities Dealers
                                                                and Sales Charges

    (e) Certain other fees, etc.                                Sales Charges; Securities Dealers
                                                                and Sales Charges

    (f) Certain other profits or benefits                       N/A

    (g) Ratio of annual charges to income                       N/A

14. Issuance of trust's securities                              How Do I Choose A Plan?


PAGE



       Form N-8B-2                                                   Form S-6
       ITEM NUMBER                                             HEADING IN PROSPECTUS
  ----------------------                                     --------------------------
15. Receipt and handling of payments from purchases             The Custodian

16. Acquisition and disposition of underlying securities        The Custodian

17. (a) Withdrawal                                              Partial Withdrawls

    (b) Redemption                                              How Do I Terminate My Plan?

    (c) Cancellation                                            How Do I Cancel My Plan and
                                                                Obtain a Refund?

18. (a) Receipt, custody and disposition of income              What Distributions Might I Recieve?

    (b) Reinvestment of distribution                            What Distributions Might I Recieve?

    (c) Reserves or special funds                               N/A

    (d) Schedule of distributions                               N/A

19. Records, accounts and reports                               The Custodian; Statements and
                                                                Reports to Planholders

20. Certain miscellaneous provisions of
    trust agreement:
    (a)  Amendment                                              The Custodian

    (b)  Termination                                            The Custodian

    (c) and (d) Trustee, removal and                            N/A
        successor

    (e) and (f) Depositors, removal and                         N/A
        successor

21. Loans to security holders                                   N/A

22. Limitations on liability                                    N/A

23. Bonding arrangements                                        N/A


PAGE



       Form N-8B-2                                                   Form S-6
       ITEM NUMBER                                             HEADING IN PROSPECTUS
  ----------------------                                     --------------------------

24. Other materials provisions of trust agreement               N/A

           III. ORGANIZATIONS, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR

25. Organization of depositor                                   The Sponsor

26. Fees received by depositor                                  Financial Statements: Templeton
                                                                Capital Accumulation Plans II

27. Business of depositor                                       The Sponsor

28. Certain information as to officials and affiliated          The Sponsor
    persons of depositor

29. Voting securities of depositors                             The Sponsor

30. Persons controlling depositor                               The Sponsor

31. Payments by depositor for certain services rendered         N/A
    to trust

32. Payments by depositor for certain other services            N/A
    rendered to trust

33. Remuneration of employees of depositor for certain          N/A
    services rendered to trust

34. Remuneration of other persons for certain services          N/A
    rendered to trust

                  IV. DISTRIBUTION AND REDEMPTION OF SECURITIES

35. Distribution of trust's securities in states                N/A

36. Suspension of sales of trust's securities                   N/A

37. Revocation of authority to distribute                       N/A


PAGE


       Form N-8B-2                                                   Form S-6
       ITEM NUMBER                                             HEADING IN PROSPECTUS
  ----------------------                                     --------------------------

38. (a) Method of distribution                                  What Distributions Might I Receive?

    (b) Underwriting agreements                                 The Sponsor

    (c) Selling agreements                                      The Sponsor

39. (a) Organization of principal underwriters                  The Sponsor

    (b) NASD membership of principal underwriters               The Sponsor

40. Certain fees received by principal underwriters             Financial Statements: Templeton
                                                                Capital Accumulation Plans II

41. (a) Business of each principal underwriter                  The Sponsor

    (b) Branch offices of each principal underwriter            N/A

    (c) Salesmen of each principal underwriter                  N/A

42. Officials of Principal Underwriter                          Officers and Directors of the Sponsor

43. Certain brokerage commissions received by principal         N/A
    underwriters

44. (a) Method of Valuation                                     N/A

    (b) Schedule as to offering price                           N/A

    (c) Variation in offering price to certain persons          N/A

45. Suspension of redemption rights                             How Do I Terminate My Plan?

46. (a) Redemption Valuation                                    How Do I Terminate My Plan?

    (b) Schedule as to redemption price                         N/A


PAGE


       Form N-8B-2                                                   Form S-6
       ITEM NUMBER                                             HEADING IN PROSPECTUS
  ----------------------                                     --------------------------

47. Maintenance of position in underlying securities            N/A


             V. INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN


48. Organization and regulation of trustee                      N/A

49. Fees and expenses of trustees                               N/A

50. Trustee's lien                                              N/A

              VI. INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES

51. Insurance of holders of trust's securities                  N/A

52. (a) Provisions of trust agreement with respect to           A Change in the Underlying Investment
        selection or elimination of underlying securities

    (b) Transactions involving elimination of underlying        N/A
        securities

    (c) Policy regarding substitution or elimination of         A Change in the Underlying Investment
        underlying securities

    (d) Fundamental policy not other-wise covered               N/A

53. Tax status of trust                                         How Taxation Affects Planholders

                   VIII. FINANCIAL AND STATISTICAL INFORMATION

54. Trust's securities during last ten years                    N/A

55. Transcript of Hypothetical Plan                            Illustration of a Hypothetical $50.00
                                                               Monthly Templeton Capital Accumulation
                                                               Plan II





                    TEMPLETON CAPITAL ACCUMULATION PLANS II

                                   Prospectus

                                 January 1, 2006







                     TEMPLETON CAPITAL ACCUMULATION PLANS II

                                   Prospectus


                                 January 1, 2006

Templeton Capital Accumulation Plans II (the Plans or Plan) is no longer available for sale to new investors. Current Planholders of the Plans may continue to make contributions to their Plans until April 29, 2006.

At a Special Meeting of Shareholders of Templeton Capital Accumulator Fund held on May 5, 2005, Shareholders approved an Agreement and Plan of Reorganization between Templeton Capital Accumulator Fund and Templeton Growth Fund, Inc. (the
Fund), that provides for the acquisition of substantially all of the assets of Templeton Capital Accumulator Fund by the Fund in exchange solely for Class A shares of the Fund, the distribution of these shares to Templeton Capital Accumulator Fund's shareholders, and the complete liquidation and dissolution of Templeton Capital Accumulator Fund.

The transaction became effective on May 20, 2005. As set forth in the Agreement and Plan of Reorganization, shareholders received Class A shares of the Fund having the same aggregate net asset value as their shares of Templeton Capital Accumulator Fund. The exchange of shares was based on each fund's relative net asset value per share as of the close of business on May 20, 2005.

The Plan will invest all contributions in Templeton Growth Fund, Inc. Class A shares. After April 29, 2006, the Plan will be terminated and planholders will receive the Templeton Growth Fund Class A shares previously held by their Plans. Thereafter, planholders will be entitled to make additional purchases of Templeton Growth Fund Class A shares at NAV, without paying a sales charge, in an amount equal to 360 payments of the monthly contractual amount under their Plan at the Transaction date, less contributions previously made under the Plan. The right to make additional purchases at NAV is applicable only to Templeton Growth Fund Class A shares, and will not be available to purchases of any other Franklin Templeton fund.

We designed the Plan to help you develop and maintain a disciplined approach to long-term investing. The Plans allow you to accumulate capital in a mutual fund by making 180 fixed monthly investments, with the option to extend up to 300 investments. The Plan may be suitable for you if:


o you intend to invest your money for the long-term and

o you want a convenient way to regularly and continuously invest your money.



By participating in the Plan, you own shares in the Plan trust. The Plan trust invests your monthly investments, after deducting Sales Charges, in shares of a mutual fund called Templeton Growth Fund, Inc. - Class A shares (the Fund). The Fund primarily invests in common stocks; the value of Fund shares fluctuates depending upon the value of the stocks and other assets it holds. Since each Plan share that you own equals one Fund share, the value of your Plan shares also will fluctuate. Please read this prospectus and the attached Fund prospectus before investing in the Plans, and keep each prospectus for future reference. You could lose money on your investment in a Plan.


We deduct the Sales Charges that you pay under your Plan during the first 12 investments of your Plan. Depending upon your monthly investment amount, Sales Charges in the first 12 investments of your Plan can be 50% of the total amount you invest during that year. Although you may be entitled to a refund of these Sales Charges in certain circumstances, you probably will lose money if you withdraw from or terminate your Plan in its early years. For more information on Sales Charges, please see page 8 of this prospectus.

              The Plans are not suitable for short-term investment.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS LEGAL ONLY WHEN ACCOMPANIED BY THE CURRENT TEMPLETON GROWTH FUND, INC. CLASS A SHARES PROSPECTUS WHICH IS INCLUDED BEHIND THIS PROSPECTUS.







                     TEMPLETON CAPITAL ACCUMULATION PLANS II


                                 January 1, 2006


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in the Glossary.

                  Table of Contents

                  ABOUT THE PLANS

3        How a Plan Can Help You

3        Plan Highlights

4        How Do the Plans Invest Their Assets?

4        Who Manages the Plans?

5        How Taxation Affects Planholders

5        How Are the Plans Organized?

                  About Your Plan

6        How Do I Choose a Plan?


9        What Distributions Might I Receive?


10       Federal Income Tax Withholding

10       Partial Withdrawals

11       How Do I Cancel My Plan and Obtain a Refund?

12       How Do I Terminate My Plan?

13       Transaction Procedures and Special Requirements

15       Services to Help You Manage Your Plan


16       What If I Have Questions About My Plan?

17       Financial Statements

31       Glossary

                  Appendix

33       Officers and Directors of the Sponsor

No salesperson, dealer or other person is authorized by the Sponsor, the Plan, or the Fund to give any information or make any representation other than those contained in this prospectus or in the Fund prospectus and Statement of Additional Information (SAI), or in any other printed or written material issued under the name of Franklin Templeton Distributors, Inc. or the Fund. No person should rely upon any information not contained in these materials.






ABOUT THE PLANS

                             HOW A PLAN CAN HELP YOU


Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Plan is designed to help such people.

The Plan makes it possible to build equity over a period of years by investing a modest sum each month in mutual fund shares.

The value of Plan shares is subject to the fluctuations in the value of the securities in the Fund's portfolio. The Plan calls for monthly investments at regular intervals regardless of the price level of the shares. You should therefore consider your current financial situation, your financial ability to continue the Plan, and your investment goals. The Plan offers no assurance against loss and does not eliminate the risk inherent in the ownership of any security. Terminating your Plan at a time when the value of Plan shares you acquired is less than their cost will result in a loss.

                                 PLAN HIGHLIGHTS

o The Plans allows you to invest a fixed amount each month in the Fund. The minimum investment amount is $50.00 a month. The Plans may be suitable for an investor who seeks the discipline of a fixed monthly investment program.


o The Plans are designed for long-term investment.

o You will not own Fund shares directly. You will own shares in the Plan trust that invests in Fund shares. Each Plan share that you own equals one share in the underlying Fund. Please read the attached Fund prospectus before investing in the Plans, and save it for future reference.


o You will pay a Sales Charge on each of the first 12 monthly investments. The amount of the Sales Charge may vary depending on the size of your monthly investment. The Sales Charge could total as much as 50% of the money invested in the first 12 investments. Please read "How Do I Choose a Plan?" on page 6 for more information about the fees that you will pay under the Plan.


o Subject to certain restrictions, you may decrease the amount of your fixed monthly investments by sending in a notice and a new completed Plan application. See "Services to Help You Manage Your Plan - Changing the Amount of Your Monthly Investment" on page 15 for more information.

o Unless you terminate your Plan, you will make a total of 180 investments, usually one per month. Once you have made 180 investments, you may participate in the Systematic Withdrawal Program. This Program allows you to receive regular cash payments from your account of $50 or more monthly, quarterly, semiannually or annually.

o Upon completion of your 180 investments, you may continue to make an additional 120 investments. You may not make more than an additional 120 investments or make more than a total of 300 investments.

o You may withdraw some of your Plan shares at any time without terminating your Plan. See "Partial Withdrawals" on page 10 for more information.

o You may terminate your Plan at any time. In some limited circumstances, you may receive a refund of all or a portion of the Sales Charges paid. See "How Do I Terminate My Plan?" on page 12 for more information.


o The Plan invests only in shares of the Fund. We may decide to invest the Plan in some investment other than the Fund if we decide that it would be in the best interest of Planholders. The SEC must approve any substitution and you will receive prior written notification of any substitution. See "How Do the Plans Invest Their Assets - A Change in the Underlying Investment" below for more information.


o We may terminate your Plan at any time if Fund shares are not available and a substitute investment is not made or if no investment is made during each 6 month period. See "How Do I Terminate My Plan?" on page 12 for more information.

o The minimum subsequent investment amount is $50.

                      HOW DO THE PLANS INVEST THEIR ASSETS?

The Plans invest in Fund shares. Each Plan share equals one Fund share. The Fund is an open-end, diversified management investment company, commonly called a mutual fund. A mutual fund offers investors professional investment management and reduced investment risk through diversification.


The Fund's investment goal is long-term capital growth. The Fund seeks to meet its goal by investing in common stocks and other securities of companies of any nation that TGAL, the Fund's investment manager, believes have the potential for capital growth. Most of the Fund's portfolio securities will pay little, if any, income. Please see the attached Fund prospectus for a description of the Fund's investment policies, risks, operating expenses, organization and management.


You may obtain the Fund's SAI, which is a legal part of the Fund prospectus, at no charge by calling 1-800/774-9697.

A CHANGE IN THE UNDERLYING INVESTMENT

The Sponsor may invest Plan shares in an investment other than the Fund if it decides that it would be in the best interests of Planholders. Any substitute investment will be generally comparable in character and quality to the Fund shares, and will be securities registered with the SEC under the Securities Act of 1933, as amended. Before the Sponsor can make a substitution, it must obtain SEC approval and notify you in writing about the proposed substitution. The notice will describe the new investment and will advise you that, unless you terminate your Plan within 30 days of when we mail you the notice, we will assume that you have consented to the substitution and have agreed to bear your pro rata share of expenses and taxes in connection with the substitution.

If you do not terminate your Plan within 30 days from the date of the written notice, we will purchase shares of the new investment for you with the proceeds of any Plan investments and any reinvested distributions. If the Sponsor wants to exchange Fund shares for the new shares, the new shares will have an aggregate value equal to the value of the Fund shares. You may incur taxes when we substitute underlying investments. Please consult your tax advisor about the tax consequences of such substitutions.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor or the Custodian fails to substitute investments, the Custodian of the Plan may terminate your Plan.

                             WHO MANAGES THE PLANS?


THE CUSTODIAN. The Custodian is responsible for the protection and safekeeping of the assets of the Plans and for the maintenance of the Plans' records and accounts. State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, organized as a trust company under the laws of Massachusetts, is the Custodian for the Plans under a Custodian Agreement with the Sponsor and maintains custody of the assets of the Plan. The Plan Custodian Agreement is governed by Massachusetts's law, except where such law is determined to conflict with the Investment Company Act of 1940, as amended.

The Custodian has only those obligations specifically imposed by its Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the Fund or for the acts or omissions of the Sponsor or TGAL.


The Custodian Agreement cannot be amended to adversely affect the rights and privileges of the Planholders without their written consent. Neither may the Custodian resign unless a successor has been designated and has accepted the custodianship. The successor must be a bank or trust company with at least $2,000,000 in capital, surplus and undivided profits. The Custodian may be changed by the Sponsor without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to act as required by the Custodian Agreement or by terminating the Custodian Agreement upon 90 days' notice to the Sponsor. Under the Custodian Agreement, the Sponsor has agreed to indemnify the Custodian from all liability arising from the Sponsor's failure to comply with any applicable laws.


THE SPONSOR. The Sponsor is responsible for selling Plan shares, preparing and distributing promotional materials, and responding to Planholder inquiries. The Sponsor may contract with one or more responsible parties to perform some or all of these services. Franklin Templeton Distributors, Inc., a New York corporation organized on November 19, 1947, and a wholly owned subsidiary of Resources, is the Sponsor for the Plan. The Sponsor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor is the principal underwriter of the investment companies in the Franklin Templeton funds, including the Fund.


                        HOW TAXATION AFFECTS PLANHOLDERS

For Federal income tax purposes, Planholders are treated as direct owners of the Fund's shares.

Designated capital gain distributions, which are automatically reinvested in additional Plan shares, are treated as long-term capital gains. As more fully described under "Distributions and Taxes" in the Fund's prospectus, dividends and distributions are taxable to you individually. Gains realized on cash withdrawals also generally will be subject to tax; the ability to deduct losses from such withdrawals may be limited. You will receive notice regarding taxes each year.

You are responsible for all taxes payable on any profits on the sale or transfer of Plan shares or other property credited to your account under your Plan and for any taxes levied or assessed with respect to your Plan shares or the income from the Plan.

                          HOW ARE THE PLANS ORGANIZED?

The Plan trust is registered with the SEC as a unit investment trust under the 1940 Act. This does not mean that the SEC supervises the Plan trust's management or investment practices or policies.

Although you do not own Fund shares directly, you, as a Planholder, have certain voting rights with respect to the Fund. You may attend any shareholder meeting of the Fund. You may ask the Transfer Agent to furnish you with a proxy or otherwise arrange for you to exercise your voting rights. We will notify you at least 10 days before any vote of shareholders of the Fund or Plan. We will vote the Fund shares held for your Plan account as you instruct. If you do not give us instructions, we will vote your shares proportionately in accordance with instructions received from other Planholders.

                                 ABOUT YOUR PLAN

                             HOW DO I CHOOSE A PLAN?

The Plans are available in different monthly investment amounts, ranging from $50 to $10,000 per month. Under the Plans, you will make 180 monthly investments. You should choose the monthly investment amount that best suits your financial situation and investment goals. The following tables should help you decide which Plan is best for you.

This table shows the range of available monthly investment amounts for a Plan, the total of the 180 investments that you would make and the Sales Charges applied to each monthly investment. The table does not reflect past or projected investment performance, dividends or income of the Fund or the Plan.



                                                               SALES CHARGES
                             -----------------------------------------------------------------------------------
                                                                         % OF           % OF
    MONTHLY                                                             CHARGES        CHARGES        MONTHLY
  INVESTMENT     TOTAL        INVESTMENT    INVESTMENT     TOTAL       TO TOTAL         TO NET       INVESTMENT
    AMOUNT     INVESTMENT      1 THRU 12    13 THRU 180   CHARGE      INVESTMENT(%)  INVESTMENT(%)      AMOUNT
-----------------------------------------------------------------------------------------------------------------
$   50.00      $ 9,000.00      $ 25.00       $0.00        $300.00        3.33           3.45         $   50.00
    75.00       13,500.00        37.50        0.00         450.00        3.33           3.45             75.00
    100.00      18,000.00        50.00        0.00         600.00        3.33           3.45            100.00
    125.00      22,500.00        62.50        0.00         750.00        3.33           3.45            125.00
    150.00      27,000.00        75.00        0.00         900.00        3.33           3.45            150.00
    166.66      29,998.80        83.33        0.00         999.96        3.33           3.45            166.66
    200.00      36,000.00       100.00        0.00       1,200.00        3.33           3.45            200.00
    250.00      45,000.00       125.00        0.00       1,500.00        3.33           3.45            250.00
    291.66      52,498.80       145.83        0.00       1,749.96        3.33           3.45            291.66
    300.00      54,000.00       150.00        0.00       1,800.00        3.33           3.45            300.00
    350.00      63,000.00       175.00        0.00       2,100.00        3.33           3.45            350.00
    400.00      72,000.00       200.00        0.00       2,400.00        3.33           3.45            400.00
    450.00      81,000.00       225.00        0.00       2,700.00        3.33           3.45            450.00
    500.00      90,000.00       250.00        0.00       3,000.00        3.33           3.45            500.00
    600.00     108,000.00       300.00        0.00       3,600.00        3.33           3.45            600.00
    700.00     126,000.00       350.00        0.00       4,200.00        3.33           3.45            700.00
    800.00     144,000.00       400.00        0.00       4,800.00        3.33           3.45            800.00
    900.00     162,000.00       450.00        0.00       5,400.00        3.33           3.45            900.00
  1,000.00     180,000.00       500.00        0.00       6,000.00        3.33           3.45          1,000.00
  1,250.00     225,000.00       625.00        0.00       7,500.00        3.33           3.45          1,250.00
  1,500.00     270,000.00       675.00        0.00       8,100.00        3.00           3.09          1,500.00
  1,750.00     315,000.00       700.00        0.00       8,400.00        2.67           2.74          1,750.00
  2,000.00     360,000.00       750.00        0.00       9,000.00        2.50           2.56          2,000.00
  2,500.00     450,000.00       812.50        0.00       9,750.00        2.17           2.21          2,500.00
  5,000.00     900,000.00     1,250.00        0.00      15,000.00        1.67           1.69          5,000.00
 10,000.00    1,800,000.00    1,500.00        0.00      18,000.00        1.00           1.01         10,000.00

As explained more fully under "Services to Help You Manage Your Plan - Extended Investment Option" on page 15, you may extend the life of your Plan by making an additional 120 investments. This table shows the same type of information as the previous table, but we adjusted the information for Plans extended to a total of 300 investments.


                      MONTHLY INVESTMENTS AND SALES CHARGES
              IF YOU EXTEND YOUR PLAN TO A TOTAL OF 300 INVESTMENTS

                                                               SALES CHARGES
                             -----------------------------------------------------------------------------------
                                                                         % OF           % OF
    MONTHLY                                                             CHARGES        CHARGES        MONTHLY
  INVESTMENT     TOTAL        INVESTMENT    INVESTMENT     TOTAL       TO TOTAL         TO NET       INVESTMENT
    AMOUNT     INVESTMENT      1 THRU 12    13 THRU 180   CHARGE      INVESTMENT(%)  INVESTMENT(%)      AMOUNT
-----------------------------------------------------------------------------------------------------------------
$    50.00     $15,000.00      $25.00          $0.00        $300.00       2.0           2.04            $50.00
     75.00      22,500.00       37.50           0.00         450.00       2.0           2.04             75.00
    100.00      30,000.00       50.00           0.00         600.00       2.0           2.04            100.00
    125.00      37,500.00       62.50           0.00         750.00       2.0           2.04            125.00
    150.00      45,000.00       75.00           0.00         900.00       2.0           2.04            150.00
    166.66      49,998.08       83.33           0.00         999.96       2.0           2.04            166.66
    200.00      60,000.00      100.00           0.00       1,200.00       2.0           2.04            200.00
    250.00      75,000.00      125.00           0.00       1,500.00       2.0           2.04            250.00
    291.66      87,498.00      145.80           0.00       1,749.96       2.0           2.04            291.66
    300.00      90,000.00      150.00           0.00       1,800.00       2.0           2.04            300.00
    350.00     105,000.00      175.00           0.00       2,100.00       2.0           2.04            350.00
    400.00     120,000.00      200.00           0.00       2,400.00       2.0           2.04            400.00
    450.00     135,000.00      225.00           0.00       2,700.00       2.0           2.04            450.00
    500.00     150,000.00      250.00           0.00       3,000.00       2.0           2.04            500.00
    600.00     180,000.00      300.00           0.00       3,600.00       2.0           2.04            600.00
    700.00     210,000.00      350.00           0.00       4,200.00       2.0           2.04            700.00
    800.00     240,000.00      400.00           0.00       4,800.00       2.0           2.04            800.00
    900.00     270,000.00      450.00           0.00       5,400.00       2.0           2.04            900.00
  1,000.00     300,000.00      500.00           0.00       6,000.00       2.0           2.04          1,000.00
  1,250.00     375,000.00      625.00           0.00       7,500.00       2.0           2.04          1,250.00
  1,500.00     450,000.00      675.00           0.00       8,100.00       1.8           1.83          1,500.00
  1,750.00     525,000.00      700.00           0.00       8,400.00       1.6           1.63          1,750.00
  2,000.00     600,000.00      750.00           0.00       9,000.00       1.5           1.52          2,000.00
  2,500.00     750,000.00      812.50           0.00       9,750.00       1.3           1.32          2,500.00
  5,000.00   1,500,000.00    1,250.00           0.00      15,000.00       1.0           1.01          5,000.00
 10,000.00   3,000,000.00    1,500.00           0.00      18,000.00       0.6            0.6         10,000.00

This table shows an example of a $100 per month Plan. It shows you the amount invested and Sales Charges paid at different points in time. In this example, we assumed that all monthly investments are made on time, but we did not include or reflect dividends and distributions from the Fund.

                    A TYPICAL $100 PER MONTH INVESTMENT PLAN


                              AT THE END OF            AT THE END OF 6 MONTHS    AT THE END OF 1 YEAR         2 YEARS
                            INVESTMENT AMOUNT            (6  INVESTMENTS)          (12 INVESTMENTS)       (24 INVESTMENTS)
                    -------------------------------------------------------------------------------------------------------------
                         AGGREGATE     % OF TOTAL    AGGREGATE   % OF TOTAL    AGGREGATE  % OF TOTAL   AGGREGATE   % OF TOTAL
                          AMOUNT      INVESTMENTS     AMOUNT     INVESTMENTS    AMOUNT    INVESTMENTS    AMOUNT   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
180 INVESTMENTS
Total Investments        $18,000         100%         $600          100%       $1,200        100%       $2,400        100%
Deduct:
 Sales Charge               $600        3.33%         $300           50%         $600         50%         $600         25%
Net Amount Invested
 Under Plan              $17,400       96.67%         $300           50%         $600         50%       $1,800         75%
300 INVESTMENTS
Total Investments        $30,000         100%         $600          100%       $1,200        100%       $2,400        100%
Deduct:
 Sales Charge               $600        2.00%         $300           50%         $600         50%         $600         25%
Net Amount Invested
 Under Plan              $29,400       98.00%         $300           50%         $600         50%       $1,800         75%



This table shows you the investment performance of a hypothetical $50.00 per month Plan from January 1, 2001, when the Plan started investment operations, to August 31, 2005. Under this Plan, $25.00 is deducted as a Sales Charge from each $50.00 monthly investment during the first year of the Plan. In calculating this investment performance, we assumed that dividends and distributions were reinvested in additional Fund shares. This performance is no indication or guarantee of how your Plan will perform.


                  HYPOTHETICAL $50.00 PER MONTH INVESTMENT PLAN

                   AMOUNT OF PAYMENT                     AMOUNT INVESTED
                ------------------------            ------------------------
                                                                                             SHARES                TOTAL
FISCAL          DURING                               DURING                                PURCHASED               VALUE
PERIOD          FISCAL                    SALES      FISCAL                    SHARES       THROUGHT     SHARES     OF
ENDED           PERIOD     CUMULATIVE     CHARGES    PERIOD     CUMULATIVE    PURCHASED   REINVESTMENT  PURCHASED   SHARES
--------------- ---------- -------------- ---------- ---------- ------------ ------------ ------------- --------- ----------
08/31/01/1      $400.00      $400.00      $200.00     $200.00     $  200.00    17.739          0.00      17.739    $  192.46
08/31/02        $600.00    $1,000.00      $100.00     $500.00     $  700.00    51.542         0.243      51.784    $  645.87
08/31/03        $600.00    $1,600.00         0.00     $600.00     $1,300.00    68.106         0.897      69.003    $1,410.19
08/31/04        $600.00    $2,200.00         0.00     $600.00     $1,900.00    51.774         1.501      53.276    $2,255.59

08/31/05/2      $600.00    $2,800.00         0.00     $600.00     $2,500.00    26.480        11.058      37.538    $5,465.16


1. Period from January 1, 2001 (commencement of operations) through August 31, 2001.


2. Templeton Capital Accumulator Fund merged into Templeton Growth Fund, Inc. - Class A shares on May 20, 2005. The full year of August 31, 2005, reflects the Templeton Growth Fund, Inc.


SALES CHARGES

The Sponsor receives a Sales Charge to compensate Distributors for creating the Plans and for selling expenses and commissions paid to Securities Dealers. You pay a Sales Charge on the first 12 investments of a Plan. For example, on a $50 per month Plan, $25 is deducted from each of the first 12 monthly investments. After the 12th investment, the Sales Charge is eliminated on each subsequent monthly investment. Deductions decrease proportionately on certain larger Plans. See the tables on pages 6 and 7.

SALES CHARGE REDUCTIONS

You may be able to reduce Sales Charges by combining Plans to take advantage of the lower Sales Charges on higher monthly investments:

o Two or more Plans purchased at one time may be combined.

You may combine Plans owned by one or more of the following:

o an individual,
o his or her spouse,
o children or grandchildren under the age of 21, or
o a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a Plan qualified under Section 401 of the Code).

Two or more Plans may be combined to reduce Sales Charges only so long as you continue to make monthly investments in each Plan.

For rights of accumulation, a Plan is considered to be current if:

1) it has been completed and not redeemed;
2) it has not been completed but has at least as many investments recorded as there are months since the establishment date or since a Plan size increase date; or
3) it is a tax qualified plan or an IRA.

You may also be eligible to receive a reduced Sales Charge if you have investments in other Franklin Templeton funds. You may combine all of your shares in Franklin Templeton funds for purposes of calculating the Sales Charge. We will calculate your Sales Charge by assigning a "monthly value" to your shares in Franklin Templeton funds equal to the current dollar value of the shares divided by 180 (equal to 180 payments of a completed Plan). We will add this "monthly value" to the amount of your Plan (or Plans if you are combining Plans) to determine if you are eligible for a reduced Sales Charge. In order to qualify for any such reduced Sales Charge, you must notify the Sponsor or your Securities Dealer of your eligible holdings.

SECURITIES DEALERS AND SALES CHARGES

Securities Dealers receive 75% to 95% of the Sales Charges that you pay. The Sponsor also may pay a bonus or other incentive to Securities Dealers that employ registered representatives who sell a specified dollar amount of the Plans and/or other Franklin Templeton funds.

These Securities Dealers are independent contractors. Neither the Sponsor nor the Custodian is responsible for their acts or obligations.




                       WHAT DISTRIBUTIONS MIGHT I RECEIVE?

All dividends and distributions will be automatically reinvested on the payment date in additional Plan shares at NAV, unless you choose to receive cash. Net Asset Value will be calculated as described in the Fund's prospectus under the heading "Account Policies - Calculating Share Price."

The NAV per share will decrease by the amount of the dividend and capital gains distributions on the ex-dividend date of the distributions. See "How Taxation Affects Planholders" on page 5.

                         FEDERAL INCOME TAX WITHHOLDING

Boston Financial can withhold up to 100% of dividend or other distributions paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case. If you have completed your Plan, please refer to the Backup Withholding section under "Distributions and Taxes" in the Fund prospectus.

Submitting a Tax Withholding Form, to Boston Financial at least 30 days before the option is to take effect, can start the withholding option. Once started, the withholding option will remain in effect until you notify Boston Financial in writing or by phone to end the withholding.

                               PARTIAL WITHDRAWALS

If you withdraw all your Plan shares, your Plan will terminate. But you may withdraw less than all your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may withdraw up to 90% of your shares from your account and receive Fund shares. Or, you may redeem up to 90% of your shares and receive cash. If you choose to receive cash, you must redeem at least $100, but no more than 90% of the value of the shares. If you redeem 90% of the net asset value of the shares and leave less than $100 in your Plan, we may automatically redeem the entire balance in your Plan.

If you receive cash for your redemption, you may reinvest up to the amount you received without a Sales Charge after 90 days from the date of redemption. We will reinvest your cash based on the current NAV of Fund shares. IRAs may be reinvested after 45 days. We do not limit the number of redemptions you can make, but you must redeem at least $100 each time. If the amount you redeemed exceeds $500, you do not need to reinvest the entire amount you redeemed at once. That is, any reinvestment may equal the amount you redeemed or at least $500, whichever is less.

Your request should be sent to:

                      Boston Financial Data Services, Inc.
                                  P.O. Box 8300
                        Boston, Massachusetts 02266-8300

All written withdrawal and redemption requests must be signed by the registered Planholder. We will mail your redemption proceeds to the address we have in our records unless you send us other instructions with a signature guarantee. A partial withdrawal or subsequent reinvestment will not change the total number of monthly investments under your Plan or the unpaid balance of your monthly investments. Although we do not charge you a fee to partially withdraw or redeem, you will be liable for any taxes. Please consult your tax advisor. Please clearly identify your reinvestment request so we can distinguish it from your regular monthly investments.

Ordinarily, we will send you a check within seven days after we receive your request. But if you pay your monthly investment by check, we may delay sending your money until your check has cleared.

We will need an instruction letter from you in order to send your proceeds if:

o you redeem more than $100,000,
o the redemption check is made payable to someone other than the Planholder we have in our records,
o the redemption check is to be sent to an address different from the one we have in our records, or
o if you have changed your address within the last 15 days and you wish to withdraw $10,000 or more of your shares.

This letter must be signed by all Planholders and each must have a signature guarantee.

Additional requirements under the tax laws apply to withdrawals and redemptions from IRAs and retirement plan accounts. You must complete certain forms, which are available from us, before we can process your request. To comply with the Code, we may withhold a portion of your withdrawal or redemption proceeds. We assume no responsibility for determining whether a withdrawal or redemption satisfies applicable tax laws and will not be responsible for any penalties.

                  HOW DO I CANCEL MY PLAN AND OBTAIN A REFUND?

CANCELING WITHIN 60 DAYS

Within 60 days after your initial Plan investment (the date of your initial investment appears on the confirmation statement for your initial investment), we will send you a notice about your cancellation rights. If you elect to cancel within 45 days of when we mail that notice, we will send you a cash refund equal to:

1) the total value of your Plan shares on the date that we receive your cancellation request PLUS

2) all Sales Charges you paid PLUS

3) all fees, if any, including any applicable Retirement Plan maintenance fee.

CANCELING WITHIN 18 MONTHS

You may cancel your Plan at any time within 18 months after your purchase date. If you cancel your Plan, we will send you a cash payment equal to:

1) the total value of your Plan shares on the date we receive your request PLUS

2) a refund of all Sales Charges you paid up to the cancellation date MINUS

3) 15% of the total amount you have invested as of that date.

We will send you a written notice about your 18-month cancellation right if:

o after 15 months from your purchase date, you have missed at least three monthly investments, or

o you miss at least one monthly investment between your 15th month and your 18th month.

If we have already sent you a notice at 15 months, we will not send you a second notice even if you miss additional monthly investments.

The notice will include your cancellation rights, the value of your account when we send you the notice, and the amount you would receive if you canceled your Plan.

To cancel your Plan, please write us at:

                      Boston Financial Data Services, Inc.
                                  P.O. Box 8300
                        Boston, Massachusetts 02266-8300

If your cancellation request involves more than $100,000, we will need a signature guarantee. If you would like to reinstate your Plan and have your redemption proceeds invested after cancellation, please see "Reinstating After Termination" below. You may incur taxes if you cancel your Plan. Please consult your tax advisor.

                           HOW DO I TERMINATE MY PLAN?

After your cancellation rights expire, you may terminate your Plan at any time by sending us a written request. Terminating your Plan is different from canceling your Plan because when you terminate, you do not receive a refund of Sales Charges.

You can choose to receive cash or Fund shares. If you choose cash, we would withdraw your shares, redeem them and send you the proceeds. We will need a signature guarantee to process your request, which must be signed by all registered Planholders, if:

o you redeem more than $100,000,
o the redemption check is made payable to someone other than the Planholder(s) we have in our records, or
o the check is to be sent to an address different from the one we have in our records.

The redemption price of Fund shares will be the net asset value next determined after we receive your request.


If you choose to receive Fund shares, your Plan shares will be exchanged for Fund shares. Then, you may keep your Fund shares or exchange them for shares of certain other Franklin Templeton funds. Exchanges are more fully described in the Fund's prospectus under "Investor Services - Exchange Privilege." If you exchange your Fund shares for shares of another Franklin Templeton fund, you cannot exchange the other fund's shares back into the Plan shares.


We can suspend your right to redeem your Plan shares when:

o trading on the NYSE is restricted,
o the NYSE is closed for other than weekends and holidays, or
o the SEC declares an emergency.

You may not withdraw cash from your account (see "Partial Withdrawals" on page
10) while your right to redeem Plan shares is suspended.

REINSTATING AFTER TERMINATION

If you terminate your Plan, you may reinstate your Plan and have your redemption proceeds invested within 90 days without any Sales Charges by re-opening an identically registered Plan. To use this privilege, we must receive your reinstatement request and payment within 90 days after you terminate your Plan. We will invest your redemption proceeds based on the NAV per Fund share next determined after we receive your request and payment. Please consult your tax advisor.

You may use this replacement privilege if you have terminated your Plan. You may use the partial withdrawal privilege if you do not want to terminate your Plan (see "Partial Withdrawals" on page 10).

If you cancel your Plan (see "How Do I Cancel My Plan and Obtain a Refund?" on page 11) and want to reinvest the proceeds, any refunded Sales Charges will be deducted from your reinvestment.

AUTOMATIC TERMINATION

We may terminate your Plan after you have made 300 monthly investments or if Fund shares are not available and we have not made a substitution, as described under "How Do the Plans Invest Their Assets? - A Change in the Underlying Investment" on page 4.

We will send you a written notice 60 days before we actually terminate your Plan. On termination, we may liquidate all your Plan shares, or enough Plan shares to pay all Sales Charges.

You will not receive interest on any of your cash balances. If you do not terminate your Plan within 60 days after we send you written notice, we will mail you the shares or a check to the address noted in your Plan records. At this point, you will have no rights under the Plan. But if the shares or the check are returned to us undelivered, we will hold these assets for your benefit, subject only to state law.

                 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

The Plans invest in the Fund at NAV. The Fund's NAV is based on the value of the securities the Fund owns. Since the Fund primarily invests in common stocks, the value of its securities and the NAV of its shares fluctuate depending upon the stock market. In other words, if the stock market declines, so will the value of the Fund's securities and the NAV of its shares. We base the value of Plan shares on the NAV of Fund shares. One Plan share equals one Fund share, and the NAV of a Plan share equals the NAV of a Fund share. As a result, the value of Plan shares also will fluctuate depending on the stock market, the value of the Fund's securities and the NAV of Fund shares.

A Plan calls for monthly investments regardless of the value of Plan or Fund shares. As a result, you should consider your tolerance for risk and volatility before investing. A Plan offers no assurance against loss and does not eliminate the risk of owning any security. If you terminate your Plan when the value of your Plan shares is less than their cost, you will lose money.

SIGNATURE GUARANTEES

You can have your signature guaranteed by an eligible guarantor. Eligible guarantors include:

o banks, savings and loans associations, trust companies, industrial loan companies and credit unions;
o national securities exchanges, registered securities associations and clearing agencies;
o broker-dealers that are members of a national securities exchange or a clearing agency or that have minimum net capital of $100,000; or
o institutions that participate in a recognized signature medallion program.

A notarized signature is not sufficient. We may require signature guarantees on various cash transactions. Also, we require a signature guarantee to transfer Plan shares, or if we believe that it would protect against potential confusion or claims. For example, we may require a signature guarantee when:

o we are unable to confirm the current address of one or more joint owners of an account;
o multiple owners have a dispute or give us inconsistent instructions;
o we have been notified of a potential claim;
o we receive instructions from an agent, not the actual registered owner;
o we determine that joint owners who are married to each other are separated or may be in divorce proceedings; or
o we are not satisfied that a representative of a corporation, partnership, association, or other entity has proper authority.

TELEPHONE TRANSACTIONS

You may redeem Plan shares by telephone unless you tell us in writing not to allow telephone transactions. If you change your mind, you will need to send us written instructions to authorize telephone transactions for your Plan. These written instructions must be signed by each Planholder, with a signature guarantee.

As long as your transaction is for $100,000 or less and you have not changed your address by phone within the last 15 days, you can sell your shares by phone. A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password.

You should not have any difficulty in reaching us by phone. If you do, you may ask your Securities Dealer for assistance or send us written instructions. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Client Services at 1-800/774-9697.

INDIVIDUAL RETIREMENT ACCOUNTS

You may be eligible to set up an IRA. We offer an IRA Agreement for investment in the Plans through the Custodian. Under the Agreement, the Custodian will provide custodial and other services to you for an annual service fee of $10.00. The Custodian is qualified under IRS regulations to act as an IRA custodian.

You may start an IRA by executing the IRA Application and by making the initial Plan investment. An IRA is subject to additional policies and procedures and may be different than those described in this prospectus. For more information please call Client Services at 1-800/774-9697.

A Roth IRA established by conversion of a Plan regular IRA shall not be considered as creating a new Plan with new rights and privileges. It is a continuation of the existing Plan.

We invest your contributions on the day they are received by the Custodian. Within seven days of making your initial contribution, you may ask us in writing to revoke your IRA account and receive the greater of the net asset value of your account (including the Sales Charges) or the amount that you contributed.

TAX-SHELTERED RETIREMENT PLANS

You may purchase a Plan to establish a tax-sheltered retirement plan, including a custodial account under Section 403(b) of the Code (403(b) accounts) or a qualified retirement plan under Section 401(a) of the Code (QRPs). A tax-sheltered retirement plan may not be established by changing the registration of an existing plan. The Custodian may serve as either trustee or custodian for these plans, which currently charges a fee of $10.00 per year for maintaining an account. QRPs may only be established if your Securities Dealer is not considered a fiduciary, as that term is defined in Section 3(21) of the Employee Retirement Income Security Act of 1974. For further information and details about these plans please contact Client Services at 1-800/774-9697.

If you establish a Plan in a 403(b) account or QRP, you likely will release any cancellation and refund rights that you may have under the Plan (see "How Do I Cancel My Plan and Obtain a Refund?" on page 11) because of the withdrawal restrictions of your 403(b) account or QRP. To establish a 403(b) account or QRP, you must sign a form, supplied by your Securities Dealer, acknowledging the restrictions on your cancellation and refund rights.

TRANSFERRING OR ASSIGNING YOUR RIGHTS IN A PLAN

To secure a loan, you may assign your right, title and interest in all or a part of your Plan to a bank or other lending institution. You may not assign your rights in a Plan if it is a UTMA Plan, UGMA Plan or a QRP Plan. Additional documentation may be required by the lending institution. To obtain additional information about the necessary forms and procedures, please call Client Services at 1-800/774-9697.

You may also transfer your right, title and interest to another person, such as a relative, charitable institution or trust, who will only have the right of complete withdrawal from the Plan, or transfer your right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

                      SERVICES TO HELP YOU MANAGE YOUR PLAN

AUTOMATIC INVESTMENT PROGRAM

The automatic investment program offers a convenient way to invest in a Plan. Under the program, you can have money transferred automatically from your checking or savings account to a Plan each month to buy additional shares. Military service members may also fund their plans using Military Government Allotment. If you are interested in this program, please contact your investment representative. The market value of Fund shares may fluctuate and a systematic investment program such as this will not assure a profit or protect against a loss. You may discontinue the Automatic Investment Program at any time by sending a written notice or by calling the Transfer Agent, which must be received at least 10 days prior to the collection date.

CHANGING THE AMOUNT OF YOUR MONTHLY INVESTMENT

You may decrease your Plan's fixed monthly investment by sending or having your Securities Dealer send the Transfer Agent a written notice. You may choose any monthly investment amount shown in the tables on pages 6 and 7. The Sales Charges that you pay will be adjusted to reflect your change.

o In the first 12 months of opening your new Plan, you may decrease your monthly investment by 50%.

The Sales Charges already paid on the existing Plan will be credited to the Sales Charge applicable to the new Plan. Excess Sales Charges will be invested at NAV on the day the change occurs. Amounts still due will be paid as Sales Charges in twelve equal amounts over the next twelve subsequent monthly investments.

EXTENDED INVESTMENT OPTION

Under our Extended Investment Option, you may continue to make monthly investments for up to an additional 120 investments after completing all 180 scheduled investments.

All Extended Investment Options will end after a total of 300 monthly investments.

SYSTEMATIC WITHDRAWAL PROGRAM

When you complete your 180 investments, you may make regular cash withdrawals under our Systematic Withdrawal Program. Under this program, we will redeem enough of your Plan shares to provide regular cash payments to you of $50 or more on a monthly, quarterly, semiannual or annual basis. To participate in the program, the value of your account (other than IRAs) must be at least $5,000. Currently, there are no charges for withdrawals under our Systematic Withdrawal Program. Except for the $50 minimum, there is no limit on the size of your withdrawals. Please call Client Services at 1-800/774-9697 for information on how to establish a Systematic Withdrawal Program. The Sponsor in its sole discretion may allow Planholders who have not completed their Plan to establish a Systematic Withdrawal Program.

Please note that:

o Withdrawals in excess of dividends and distributions may exhaust your account, and cannot be considered as income on your investment.
o You may realize a gain or loss for tax purposes on each cash withdrawal.
o If you own two or more Plans, it probably is not in your financial interest to withdraw cash from a completed Plan while still making regular investments on an uncompleted Plan.
o You may receive dividends and distributions in cash as well as have withholdings while you are receiving cash withdrawals under the Systematic Withdrawal Program.

If your Plan is part of an IRA and you are age 59 1/2 or older, you may participate in the program even if you have not completed your 180 investments under the Plan. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. If you are eligible and notify the Transfer Agent in writing in advance that you do not intend to complete all 180 investments, then you may be eligible to participate in a program.

You may generally schedule a single date each month under the Systematic Withdrawal Program. When you sell your shares under a Systematic Withdrawal Program, it is a taxable transaction.

You may discontinue the Systematic Withdrawal Program, change the amount and schedule of withdrawal payments, or suspend one payment by notifying the Transfer Agent in writing or by phone at least 7 business days before the scheduled withdrawal.

AUTOMATIC DEPOSIT TO YOUR BANK ACCOUNT

You can call or write to have your redemption proceeds sent to a bank account. Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address and a voided check or deposit slip, along with a signature guaranteed letter. A signature guarantee will also be needed if the bank and Fund accounts do not have at least one common owner.

Please note that your bank may charge a fee to have redemption proceeds automatically deposited in your account. You should contact your bank to determine whether fees will be charged.

STATEMENTS AND REPORTS TO PLANHOLDERS

You will receive written notification after each transaction affecting your account. You also will receive the Fund's financial reports every six months. If you need additional copies, please call Client Services at 1-800/774-9697.

                     WHAT IF I HAVE QUESTIONS ABOUT MY PLAN?

If you have any questions about your Plan, you may write:

                      Boston Financial Data Services, Inc.
                                  P.O. Box 8300
                        Boston, Massachusetts 02266-8300

You may also contact us by phone at the number listed below.

DEPARTMENT NAME   TELEPHONE NO.    HOURS (EASTERN TIME, MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Client Services   1-800/774-9697    8:00 a.m. to 6:00 p.m.

For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.






                     TEMPLETON CAPITAL ACCUMULATION PLANS II

                              FINANCIAL STATEMENTS

                                 AUGUST 31, 2005



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors of
Franklin Templeton Distributors, Inc., Sponsor, and the Planholders of Templeton Capital
Accumulation Plans II

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Templeton Capital Accumulation Plans II (the "Plan") at August 31, 2005, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the Plan's investments at August 31, 2005 by correspondence with the Templeton Growth Fund, Inc.'s transfer agent, provide a reasonable basis for our opinion.

As more fully described in Note 6, the Plan will be terminated subsequent to April 29, 2006.



/s/PricewaterhouseCoopers LLP
San Francisco, California
December 23, 2005








                     TEMPLETON CAPITAL ACCUMULATION PLANS II
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2005

ASSETS
Templeton Growth Fund, Inc. shares,
   at value (5,356,619 shares, average cost, $116,880,427)       $127,808,929
                                                                 ------------
LIABILITIES                                                                 -
                                                                 ------------

NET ASSETS
Net assets applicable to Planholders
   (equivalent to $23.86 per Plan Share based
   on 5,356,619 Plan Shares outstanding)(Note 2)                 $127,808,929
                                                                 ============


                            STATEMENTS OF OPERATIONS
                   YEARS ENDED AUGUST 31, 2005, 2004 AND 2003

                                                 2005         2004       2003
                                            -----------------------------------
 INVESTMENT INCOME
Distributions received on investments in
shares of Templeton Funds from:
    Net investment income                      $1,763,152   $360,956   $102,624
                                            ----------------------------------
                                                1,763,152    360,956    02,624
Expenses (Note 3)                                       -          -         -
                                            -----------------------------------
   Net investment income                        1,763,152    360,956    102,624
                                            -----------------------------------

Realized and unrealized gain (loss) on
 investments
Net realized gain (loss) on redemption of
 investments in shares of Templeton Funds       1,235,541    413,608   (58,325)
Net realized gain distributions received
 on investments in shares of Templeton Funds   11,459,522          -         -
                                             ----------------------------------
   Net realized gain (loss) on investments     12,695,093    413,608   (58,325)
                                             ----------------------------------
Net change in unrealized appreciation
 (depreciation) on investments in shares of
 Templeton Funds                                3,738,922  4,643,014  3,488,957
                                              ---------------------------------
   Net realized and unrealized gain (loss)
   on investments                             16,434,015   5,056,622  3,430,632
                                             ----------------------------------
   Net increase (decrease) in net assets
   from operations                           $18,197,167  $5,417,578 $3,533,256
                                            -----------------------------------




                       See Notes to Financial Statements.





                    TEMPLETON CAPITAL ACCUMULATION PLANS II
                      STATEMENTS OF CHANGES IN NET ASSETS
                   YEARS ENDED AUGUST 31, 2005, 2004 AND 2003


                                                      2005         2004       2003
                                                -------------------------------------
Increase (decrease) in net assets from:
Operations
  Net investment income                           $ 1,763,152    $360,956   $  102,624
  Net realized gain (loss) on investments          12,695,093     413,608      (58,325)
  Net change in unrealized appreciation
  (depreciation) on investments                     3,738,922   4,643,014    3,488,957
                                                --------------------------------------
     Net increase (decrease) in net assets
     from operations                               18,197,167   5,417,578    3,533,256
                                                --------------------------------------

Distributions to Planholders from:
     Net investment income                        (1,763,152)    (360,956)    (102,624)
     Net realized gains                          (11,459,552)           -            -
                                                --------------------------------------
        Total distributions                      (13,222,704)    (360,956)   (102,624)
                                                --------------------------------------
Transactions in Plan Shares (Note 2)              54,430,152   34,571,568   18,070,983
                                                ---------------------------------------
         Net increase in net assets               59,404,615   39,628,190   21,501,615

Net assets
   Beginning of year                              68,404,314   28,776,124    7,274,509
                                                ---------------------------------------
   End of year                                  $127,808,929  $68,404,314  $28,776,124
                                                =======================================

                       See Notes to Financial Statements.






                    TEMPLETON CAPITAL ACCUMULATION PLANS II
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2005
-------------------------------------------------------------------------------

1. Summary of Accounting Policies

     Templeton Capital Accumulation Plans II (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940. The Plan commenced operations on January 1, 2001.

     The Plan is no longer available for sale to new investors. Current planholders of the Plan may continue to make contributions under their respective plans until April 29, 2006 (see Note 6 below).

     Effective May 21, 2005, the Plan invests only in Class A shares of Templeton Growth Fund, Inc. (the "Fund"). Prior to May 21, 2005, the Plan invested only in shares of Templeton Accumulator Fund (the "Accumulator Fund", and together with the Fund, hereinafter referred to as the "Templeton Funds"). On May 20, 2005, the Fund acquired the net assets of the Accumulator Fund pursuant to a plan of reorganization approved by the shareholders (including the Plan) of the Accumulator Fund. Pursuant to the plan of reorganization, which was a tax-free reorganization, the Plan received 4,903,801 Class A shares of the Fund valued at $110,776,863 in exchange for 9,303,351 shares of the Accumulator Fund held by the Plan as of that date.

     Pursuant to the terms of the Plan, each Plan Share equals one share of investment in an underlying investment fund. As a result of the reorganization of the Accumulator Fund into Class A shares of the Fund described above, the number of Plan Shares held by each participant in the Plan were adjusted to reflect the corresponding number of Class A shares of the Fund held by the Plan in the Fund such that the total value of each planholder's investment in the Plan Shares immediately following the reorganization would equal the total value of such planholder's investment in Plan Shares immediately prior to the reorganization. Accordingly, on May 20, 2005, the Plan adjusted 9,303,351 Plan Shares outstanding as of that date valued at $110,776,863 into 4,903,801 new Plan Shares valued at $110,776,863.

     The reorganization described above had no effect on the net assets as of any date or the results of operations of the Plan for the year ended August 31, 2005.

     At August 31, 2005, the Plan held 0.49% of the total shares (all classes) outstanding of the Fund as of that date.

     Franklin  Templeton  Distributors,   Inc.,  a  wholly-owned  subsidiary  of
     Franklin Resources, Inc. ("Resources"), is the sponsor of the Plan (the "Sponsor"). The Fund is, and the Accumulator Fund was until May 20, 2005, managed by affiliates of Resources and fees for such management services are paid by the Templeton Funds and not the Plan.


     These financial statements should be read in conjunction with the financial statements and footnotes of the Fund which were distributed by the Sponsor to the Planholders.

     The following is a summary of significant accounting policies followed in the preparation of the Plan's financial statements.

     VALUATION OF SECURITIES
     The Plan's investments in the Fund are valued at the net asset value of Fund shares held.

     INCOME TAXES
     No provision is made for Federal income taxes. The Internal Revenue Code provides that the Plan is not treated as a separate taxable entity; rather the Planholders are treated as directly owning the Fund's shares accumulated in their accounts.


     OTHER
     Purchase and sales of shares of Templeton Funds are recorded on the trade date. Dividend income and capital gain distributions received from Templeton Funds are recorded on the ex-dividend date. The cost of the Plan's investment in the shares of Templeton Funds is computed using the average cost method and the gain or loss on redemption of investments in the shares of Templeton Funds is computed using this method.

     DISTRIBUTIONS
     Dividends and distributions received by the Plan on investments in the shares of Templeton Funds are distributed to the Planholders. All dividends and distributions are automatically reinvested on the payment date in additional Plan Shares.


     ACCOUNTING ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN PLAN SHARES


     As of August 31, 2005, 5,356,619 Plan Shares were outstanding and the Plan held 5,356,619 shares of the Fund. Transactions in Plan Shares for each of the years ended August 31, 2005, 2004 and 2003 were as follows:

                                        2005                      2004                   2003
                             ------------------------------------------------------------------------------
                                               PLAN                      PLAN                      PLAN
                                AMOUNT        SHARES*       AMOUNT      SHARES*      AMOUNT       SHARES*
                             ------------------------------------------------------------------------------
Planholder payments             $54,090,045              $45,948,270                $25,685,187
Less: sales charges               7,018,844                9,648,325                  7,067,384
                             ------------------------------------------------------------------------------
Balance invested in
 Plan shares                     47,071,201    1,933,922  36,299,945    1,646,214    18,617,803   1,105,912
Distributions reinvested
 in Plan shares                  13,222,704      584,606     360,956       17,893       102,624       6,383
Redemptions and withdrawals
 of Plan shares                  (5,863,753)    (227,631) (2,089,333)     (87,772)     (649,444)    (35,608)
                             ------------------------------------------------------------------------------
  Net increase                  $54,430,152    2,290,897 $34,571,568    1,576,335   $18,070,983   1,076,687
                             ==============================================================================

        * Number of Plan Shares invested, reinvested and redeemed prior to May 21, 2005,have been restated for the adjustment in Plan Shares described in Note 1 above.

3. SPONSOR AND CUSTODIAN

     The Sponsor receives a sales charge to compensate distributors for creating the Plan and to pay selling expenses and commissions paid to securities dealers. The Sponsor advised the Plan that it received net sales and creation charges, after commissions paid to authorized brokers and dealers, of $535,259, $731,626 and $545,914 for the years ended August 31, 2005,
     2004 and 2003, respectively. Expenses of operating the Plan are paid by the Sponsor. State Street Bank & Trust Company serves as Custodian. No compensation is paid by the Plan to either the Sponsor or the Custodian except that State Street Bank & Trust Company receives a $10 annual service fee from each Individual Retirement Account established by Planholders.

4. COMPOSITION OF NET ASSETS

     The Plan's net assets as of August 31, 2005 were comprised of the following amounts:


     Accumulated Planholders' contributions, net of redemptions
     and sales and creation charges                               $115,295,668
     Accumulated net realized gain on investments                    1,584,759
     Net unrealized appreciation of investments                     10,928,502
                                                                 --------------
         Net assets applicable to Planholders                     $127,808,929
                                                                 --------------

5. FINANCIAL HIGHLIGHTS

     The following summarizes the Plan's financial highlights during each of the years ended August 31, 2005, 2004, and 2003:


                                                            YEAR ENDED    YEAR ENDED  YEAR ENDED
                                                             AUGUST 31,   AUGUST 31,  AUGUST 31,
                                                               2005         2004        2003
                                                           ------------------------------------
     PER PLAN SHARE OPERATING PERFORMANCE*
      (for a Plan Share outstanding throughout the year)
     Net asset value, beginning of the year                   $22.31      $19.31      $17.62
     Income from investment operations
       Net investment income                                    0.45        0.21        0.19
       Net realized and unrealized gains (losses)               4.18        3.00        1.69
                                                           ------------------------------------
            Total from investment operations                    4.63        3.21        1.88
                                                           ------------------------------------
     Less distributions from
       Net investment income                                   (0.45)      (0.21)      (0.19)
       Net realized gains                                      (2.63)         --          --
                                                           ------------------------------------
              Total distributions                              (3.08)      (0.21)      (0.19)
                                                           ------------------------------------
              Net asset value, end of the year                $23.86      $22.31      $19.31
                                                           ====================================
     TOTAL RETURN                                              21.65%      16.72%      10.86%

     RATIOS/SUPPLEMENT DATA
     Net assets, end of the year (000's)                    $127,809     $68,404     $28,776
     Ratios to average net assets
       Expenses (Note 3)                                        0.00%       0.00%       0.00%
       Net investment income                                    1.73%       0.73%       0.66%

     * Per Plan Share operating performance amounts for the periods prior to May 21, 2005 have been restated for the adjustment in Plan Shares described in
     Note 1 above.

6. PLAN TERMINATION

     Pursuant to plan of reorganization described in Note 1 above, planholders in the Plan may continue to make contributions to the Plan until April 29, 2006. The Plan will invest all contributions in Class A shares of the Fund until April 29, 2006. After April 29, 2006, the Plan will be terminated and planholders will receive the same number of Class A shares of the Fund as the number of Plan Shares held by them in the Plan representing the value of their investment in the Plan. Thereafter, planholders will be entitled to make additional purchases of Class A shares of the Fund at the net asset value per share of such shares, without paying a sales charge, in an amount equal to 360 payments of the monthly contractual amount under the Plan at the transaction date, less contributions previously made under the Plan.

7. INVESTMENT TRANSACTIONS

     The cost of purchases (including reinvestments) and proceeds from redemption of investments in the shares of the Templeton Funds during the year ended August 31, 2005, aggregated $60,293,905 and $5,863,753, respectively.

8. REGULATORY MATTERS

     As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

     Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Plan did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

     In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

     The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Plan, it is committed to making the Plan or its planholders whole, as appropriate.




                         REPORT OF INDEPENDENT AUDITORS

Board of Directors of
Franklin/Templeton Distributors, Inc.


In our opinion, the accompanying consolidated statement of financial condition presents fairly, in all material respects, the consolidated financial position of Franklin/Templeton Distributors, Inc. (a wholly-owned subsidiary of Franklin Resources, Inc.) and subsidiaries as of September 30, 2005, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this consolidated financial statement in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
November 16, 2005





Franklin/Templeton Distributors, Inc. and Subsidiaries

Consolidated Statement of Financial Condition
September 30, 2005
------------------------------------------------------------------------------

ASSETS
Cash and cash equivalents                                       $262,410,353
Commissions and distribution fees receivable                     115,855,072
Receivable from Sponsored Funds                                   30,674,530
Investment securities, available for sale                         181,924,674
Deferred sales commissions, net                                   54,158,233
Due from parent and affiliates                                    15,944,532
Property and equipment, net                                        2,668,409
Intangible assets, net                                           569,462,471
Prepaid expenses and other                                         8,643,011
                                                               --------------
         Total assets                                         $1,241,741,285
                                                              ===============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities

     Commission and distribution payable                         $97,637,977
     Trade payables and accrued expenses                          70,004,312
     Due to affiliates                                            87,967,722
     Deferred taxes                                               25,508,655
     Income taxes payable                                          1,146,886
     Income taxes payable to parent                               11,464,048
                                                               --------------
         Total liabilities                                       293,729,600
                                                               -------------

Commitments (Note 8)

Stockholder's equity
     Common stock, $1.00 par value; 20,000 shares
       authorized; 2,355 shares issued and outstanding                 2,355
     Capital in excess of par value                            1,732,677,591
     Accumulated other comprehensive income                         (659,797)
     Accumulated deficit                                        (784,008,464)
                                                              ---------------
         Total stockholder's equity                              948,011,685
                                                              ---------------
         Total liabilities and stockholder's equity           $1,241,741,285
                                                              ---------------

The accompanying notes are an integral part of this consolidated financial statement.






FRANKLIN/TEMPLETON DISTRIBUTORS, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
SEPTEMBER 30, 2005
-------------------------------------------------------------------------------

1. NATURE OF BUSINESS

     Franklin/Templeton Distributors, Inc. (the Company) is a wholly-owned subsidiary of Franklin Resources, Inc. (Franklin). The Company is registered with the Securities and Exchange Commission as a broker dealer and serves as the principal underwriter for the Franklin, Templeton and Mutual Series funds (the Sponsored Funds).

     In September 2005, an investment advisory entity, a wholly-owned subsidiary of FRI, was reorganized as a subsidiary of the Company. The reorganization of the subsidiary has been accounted for in a manner similar to a pooling of interests because the Company and its subsidiary were under common control prior to the reorganization.


     The Company acts as a distributor for its Sponsored Funds and receives commission and distribution fees. Commissions are earned primarily from Sponsored Funds sales. Distribution fees are generally based on the level of assets under management. These distribution fees include 12b-1 fees paid by the Sponsored Funds in reimbursement for distribution expenses incurred up to a maximum allowed by each fund. A significant portion of underwriting commissions and distribution fees are paid to selling intermediaries.

     The Company's wholly-owned subsidiaries are registered investment advisors with the Securities and Exchange Commission. They earn revenue from providing investment advisory services to their Sponsored Funds. All services are provided under contracts that set forth the fees to be charged, generally based upon the level of assets in each fund. The contracts are subject to annual review by the Funds' Board of Directors/Trustees and shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The consolidated financial statement is prepared in accordance with accounting principles generally accepted in the United States of America which require the use of estimates made by management. Actual amounts may differ from these estimates. The consolidated financial statement includes the accounts of Franklin/Templeton Distributors, Inc. and its wholly-owned subsidiaries. All material intercompany accounts and transactions between the Company and its subsidiaries have been eliminated from the consolidated financial statement.

     COMPREHENSIVE INCOME
     Total comprehensive income includes net loss and unrealized gains and losses on available-for-sale securities.

     CASH AND CASH EQUIVALENTS
     Cash and cash equivalents consist principally of amounts held in money market funds for which an affiliate acts as investment adviser. Due to the relatively short-term nature of these instruments, the carrying value approximates fair value.

     INVESTMENT SECURITIES
     The Company's subsidiaries hold investment securities in Sponsored Funds. The investments are carried at fair value, which is based on the last reported net asset value per share.

     DEFERRED SALES COMMISSIONS
     Sales commissions paid to financial intermediaries in connection with the sale of certain Sponsored Funds are deferred and amortized on a straight-line basis over a period of up to eighteen months, the period in which management estimates that they will be recovered from distribution plan payments and from contingent deferred sales charges.


     With respect to certain Sponsored Funds' deferred sales commissions, the Company sells the right to future distribution plan payments and contingent deferred sales charges. Such sales are pursuant to an agreement with an affiliate of Franklin. For the year ended September 30, 2005, proceeds from the sale of these future revenue streams aggregated $40,827,027. There was no gain or loss on the sale.

     INCOME TAXES
     The Company is included in the consolidated Federal and several coined state income tax returns for Franklin Resources, Inc. The Company also files separate state income tax returns, with the exception of those included in the combined state returns of Franklin Resources. Franklin Resources allocates these income taxes to the Company using the separate return method with the exception that Franklin Resources does not allocate to the Company state tax benefits arising from its net operating losses, except in those states where a separate return has been filed.

     The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The impact on deferred charges in tax rates and laws, if any, are applied to the years during which temporary differences are excepted to be settled and reflected in the financial statements in the period enacted.


     PROPERTY AND EQUIPMENT
     Property and equipment are recorded at cost and are depreciated on the straight-line basis over their estimated useful lives, generally 3-5 years. Expenditures for repairs and maintenance are charged to expense when incurred.

     INTANGIBLE ASSETS
     Intangible assets consist mainly of the estimated value of mutual fund management and other contracts from the acquisition of the assets of Heine Securities Corporation. Goodwill represents the excess cost of a business acquisition over the fair value of the net assets acquired.

     The Company amortizes intangible assets over their estimated useful lives, ranging from 5 to 15 years, using the straight-line method, unless the asset is determined to have an indefinite useful life. Amounts assigned to indefinite-lived intangible assets primarily represent the value of contracts to manage assets in mutual funds, for which there is no foreseeable limit on the contract period and trade names.

     In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, indefinite-lived intangible assets and goodwill are no longer amortized.

     The Company reviews intangible assets and goodwill, at lest annually, to determine whether the value of the assets is impaired and the amortization periods are appropriate. If an asset is impaired, the difference between the value of the asset reflected on the financial statements and its current fair value is recognized as an expense in the period in which the impairment occurs.


     Intangible assets subject to amortization are reviewed for impairment at each reporting period on the basis of the expected future undiscounted operating cash flows without interest charges to be derived from these assets. For intangible assets with indefinite lives, fair value is determined based on anticipated discounted cash flows. Goodwill is impaired when the carrying amount of the reporting unit exceeds the implied fair value of the reporting unit. In estimating the fair value of the reporting unit, the Company uses valuation techniques based on discounted cash flows similar to models employed in analyzing the purchase price of an acquisition target.

3. INVESTMENT SECURITIES

     Investments, available-for-sale, at September 30, 2005:

                                         GROSS       GROSS
                                      UNREALIZED   UNREALIZED
                         COST            GAIN        LOSS          FAIR VALUE
                  --------------------------------------------------------------
Sponsored Funds      $182,975,216     $384,065    $(1,434,607)   $181,924,674

Proceeds and realized losses resulting from the sale of investments for the year ended September 30, 2005 were $16,790,000 and $288,410, respectively.


4. INTANGIBLE ASSETS

     The following is a summary of intangible assets at September 30, 2005:



                                                     GROSS                        NET
                                                    CARRYING   ACCUMULATED      CARRYING
                                                     AMOUNT    AMORTIZATION      AMOUNT
                                               ---------------------------------------------
Amortized intangible assets                     $ 31,546,000   $(22,595,389)     $8,950,611
Goodwill and non-amortized intangible assets
     Goodwill                                    126,169,051    (13,399,462)    112,769,589
     Management contracts                        510,490,000    (62,747,729)    447,742,271
                                               ---------------------------------------------
                                                $668,205,051   $(98,742,580)   $569,462,471
                                               =============================================

     Under prevailing standards, all goodwill and indefinite-lived intangible assets, including those acquired before initial application of SFAS 142, will not be amortized but will be tested for impairment at least annually. Accordingly, on October 1, 2001, the Company ceased amortization on goodwill and indefinite-lived assets. As of March 31, 2005, the Company completed the impairment testing of goodwill and indefinite-lived intangible assets under the guidance set out in SFAS 142 and determined that there is no impairment to the goodwill and indefinite-lived assets as of October 1, 2003.



5. PROPERTY AND EQUIPMENT


     The following is a summary of property and equipment at September 30, 2005:

         Furniture, equipment and leasehold improvements      $11,324,099
         Less: accumulated depreciation                        (8,655,690)
                                                             -------------
                                                              $ 2,668,409

6. INCOME TAXES

     The major components of the net deferred tax liability as of September 30, 2005 was as follows:

         Deferred tax assets
         Deferred compensation and employee benefits            $ 9,589,398
         Provision for governmental action                          821,886
         Depreciation on fixed assets                                26,279
         Investments                                                394,581
         Net operating loss carry-forward                         7,404,498
                                                               -------------
              Total deferred tax assets                          18,236,642
         Valuation allowance for tax carry-forwards              (7,404,498)
                                                               -------------
              Deferred tax assets, net of valuation allowance    10,832,144
                                                               -------------
         Amortization of purchased intangibles                   16,035,771
         Deferred commissions                                    20,305,028
                                                               -------------
              Total deferred tax liabilities                     36,340,799
                                                               -------------
              Net deferred tax liability                        $25,508,655
                                                               =============

     At September 30, 2005, there were approximately $361.5 million in state net operating loss carry-forwards which expire between 2005 and 2004. A valuation allowance has been provided due to the uncertainty of realizing the benefits of the loss carryforwards in the future.

7. LIABILITIES SUBORDINATED TO CLAIMS OF GENERAL CREDITORS

     For the period ended September 30, 2005, the Company did not have any liabilities subordinated to claims of general creditors.

8. COMMITMENTS

     The Company leases office space and office equipment under agreements expiring at various dates through fiscal year 2006 which are accounted for as operating leases. Total lease expense for the year amounted to $922,871. Lease commitments under non-cancelable operating leases as of September 30, 2005 are:

        2006            $   981,565
        2007                981,565
        2008                981,565
        2009                981,565
        2010              1,021,834
        Thereafter       11,748,578
                      ---------------
                        $16,696,672
                      ===============


9. EMPLOYEE BENEFIT AND INCENTIVE PLANS

     Franklin sponsors a defined contribution and profit sharing plan covering substantially all employees of Franklin and its subsidiaries. The plan is funded on an annual basis as determined by the Board of Directors of Franklin.

     Franklin sponsors an Annual Incentive Plan and other incentive programs covering certain employees of Franklin and its U.S. subsidiaries.

10. RELATED PARTY TRANSACTIONS

     Certain expenses are allocated to the Company for costs incurred by affiliated companies, which benefit the Company. Amounts due to affiliates relate to theses transactions. Due from parent and affiliates represent primarily cash advances to parent.

     Franklin has agreed to continue to provide the financial support necessary to fund the Company's operations.


11. GOVERNMENTAL INVESTIGATIONS AND PROCEEDINGS

      As part of various investigations by a number of federal and state regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin and certain of its subsidiaries, including the Company, entered into settlements with certain of those regulators.

      Specifically, the Company entered into settlements with the California Attorney General's Office ("CAGO") on November 17, 2004, and the Securities and Exchange Commission ("SEC") on December 13, 2004, resolving investigations concerning marketing support payments to securities dealers who sell fund shares. Under the terms of the settlement with the CAGO, the Company neither admitted nor denied the allegations in the complaint and agreed to pay $2.0 million as a civil penalty to the State of California, $14.0 million to the relevant Franklin Templeton mutual funds, to be allocated by an independent distribution consultant paid for by Franklin/Templeton Distributors, Inc., and $2.0 million to the CAGO for its investigation costs. As of September 30, 2005, all but $1.0 million owed to the CAGO has been paid. This amount was paid on November 15, 2005. In addition, $500,000 had been accrued in 2004 for estimated costs and remains unpaid. Under the terms of the settlement with the SEC, the Company neither admitted nor denied the findings in the SEC order and agreed to pay the relevant Franklin Templeton mutual funds $10.0 million, to be allocated by an independent distribution consultant paid for by the Company, and $1 (one dollar) in disgorgement. As of September 30, 2005, the Company paid the $10.0 million to the SEC and has accrued $750,000 in 2004 for estimated costs, which remain unpaid.
      In addition, Franklin and certain of its subsidiary companies including the Company, and certain of its subsidiaries including Franklin Mutual Advisers, LLC, Franklin Advisory Services, LLC, and Franklin Investment Advisory Services, LLC, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

      Franklin is involved from time to time in litigation relating to claims arising in the normal course of business. Management is of the opinion that the ultimate resolution of such claims will not materially affect the Company's business or financial position.

12. NET CAPITAL REQUIREMENT

     The Company is subject to the Securities and Exchange Commission Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital. The Company has elected to use the alternative method, permitted by the rule, which requires that the Company maintain minimum net capital, as defined, no less than the greater of $250,000 or 2% of aggregate debit items. Since the Company does not carry customer accounts and does not have customer debits, the minimum net capital balance is $250,000. At September 30, 2005, the Company had a net capital of $11,204,295 which was $10,954,295 in excess of its required minimum.




GLOSSARY

1933 ACT - Securities Act of 1933, as amended

1940 ACT - Investment Company Act of 1940, as amended

BOSTON FINANCIAL DATA SERVICES, INC. - an affiliate of the Custodian

CODE - Internal Revenue Code of 1986, as amended

CUSTODIAN - State Street Bank & Trust Company. Also referred to as the Transfer Agent.

DISTRIBUTORS - Franklin Templeton Distributors, Inc., the principal underwriter. Also referred to as the Sponsor.


FRANKLIN TEMPLETON FUNDS - Includes all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin Mutual Recovery Fund. They do no include the funds in Franklin Templeton Variable Insurance Products Trust.


FRANKLIN TEMPLETON INVESTMENTS - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FUND - Templeton Growth Fund, Inc., the underlying investment for the Plans



IRA - Individual retirement account or annuity qualified under section 408 of the Code

IRS - Internal Revenue Service

NASD  -  National   Association  of  Securities  Dealers,   Inc.,  a  non-profit
self-regulatory organization operating under the supervision of the SEC

Net Asset Value (NAV) - The net asset value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price of Plan shares is based on the Net Asset Value per share of the Fund, plus any applicable Sales Charges. One Plan share equals one Fund share. The public offering price of Fund shares is Net Asset Value per share. Shares of the Fund may be initially acquired through an investment in Templeton Capital Accumulation Plans II. The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan.

PLANS - The Templeton Capital Accumulation Plans II

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SALES CHARGES - The Sponsor receives compensation for creating your Plan and for selling expenses and commissions to dealers, which is deducted from each of the first twelve monthly investments as a Sales Charge.

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Sponsor - Franklin Templeton Distributors, Inc., the principal underwriter. Also referred to as Distributors.


TGAL - Templeton Global Advisors Limited, the Fund's investment manager


TRANSFER AGENT - State Street Bank & Trust Company. Also referred to as the Custodian.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Plan trust, the Sponsor and/or the Custodian.





APPENDIX

                      Officers and Directors of the Sponsor

The following sets forth the directors and executive officers of the Sponsor:


Gregory E. Johnson, Chairman of the Board and Director, is President and Chief Executive Officer, Franklin Resources, Inc.; Vice President, Franklin Advisers, Inc.; and Director, Fiduciary Trust Company International.


Peter D. Jones, President.

Daniel T. O'Lear, Executive Vice President.

Robert Lim, Chief Compliance Officer.


Rupert H. Johnson, Jr., Vice President and Director, is Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Director of Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and Director and Chairman of the Board of Franklin Private Client Group, Inc.

Harmon E. Burns, Vice President and Director, is Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President of Franklin Advisers, Inc.


Charles B. Johnson, Vice President, is Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.

Harry G. (Toby) Mumford, Jr., Senior Vice President, is Executive Vice President and President, Bank Trust Sales Division of Templeton/Franklin Investment Services, Inc.


Barbara J. Green, Secretary, is Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Senior Vice President and Secretary, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual
Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.


Philip J. Kearns, Vice President.

Jack H. Lemein, Vice President, is Executive Vice President, Franklin Advisers, Inc. and Vice President, Franklin Private Client Group, Inc.

Vivian J. Palmieri, Vice President, is Vice President, Franklin Investment Advisory Services, Inc.


Michael Corcoran, Chief Financial Officer and Designated Financial and Operations Principal, is Vice President, Controller, and Principal Accounting Officer, Franklin Templeton Companies, LLC and Franklin Templeton Services, LLC; Vice President and Controller, Templeton Investment Counsel, LLC.

Kenneth A. Lewis, Treasurer.


Other Senior Vice Presidents of the Sponsor include: Philip D. Edelstein,  John
R. McGee, Kent P. Strazza, Robert M. Geppner, Jimmy A. Escobedo, Michael G. Hackett, Rick Frisbie, Robert C. Hays and Scott M. Lee.


Other Vice Presidents of the Sponsor include: Ronice C. Barlow, Virginia Marans and Christopher A. Felchlin.


A blanket bond in the amount of $210,000,000 covers all officers and employees of the Sponsor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.







TEMPLETON CAPITAL ACCUMULATION PLANS II
100 Fountain Parkway
St. Petersburg, Florida 33716-1205
(800) 632-2301


[FRANKLIN TEMPLETON INVESTMENTS logo]









Principal Underwriter:
Franklin Templeton Distributors, Inc.
100 Fountain Parkway
St. Petersburg, Florida 33716-1205                              TCAP2 P 01/06






                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and documents:

         The facing sheet.

         The Cross-Reference Sheet.

         The Prospectus consisting of 37 pages.

         Undertakings.

         The list of contents of Registration Statement.

         Signatures.

         Written Consent of PricewaterhouseCoopers, LLP for the Plan and Franklin/Templeton Distributors, Inc.


         The following exhibits:

EXHIBIT NUMBER                  DESCRIPTION

1. A (1)                None.

   A (2)                None.

   A (3)(a)             None.

   A (3)(b)             None.

   A (3)(c)             None.
   A (4)                None.

   A (5)                None.

   A (6)(a)             None.

   A (7)                None.

   A (8)                None.

   A (9)(a)             None.

   A (10)               None.

2.                      None.

3.                      None.

4.                      None.

5.                      Not Applicable.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended the Depositor, Franklin/Templeton Distributors, Inc., on behalf of the registrant, Templeton Capital Accumulation Plans II, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida on this 30th day of December, 2005.


                                    TEMPLETON CAPITAL ACCUMULATION PLANS II
                                                 (Registrant)

                                    BY:  FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
                                                 (Depositor)

                                    BY: /s/PETER D. JONES
                                       ----------------------------------
                                        Peter D. Jones
                                        President